Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Assets measured at fair value:
Assets measured at fair value	¥ 115,999	¥ 118,995
Liabilities measured at fair value:
Liabilities measured at fair value	1,097	2,013
Available-for-sale Securities
Assets measured at fair value:
Assets measured at fair value	115,999	117,763
Available-for-sale Securities | Domestic stocks
Assets measured at fair value:
Assets measured at fair value	51,808	46,631
Available-for-sale Securities | Foreign stocks
Assets measured at fair value:
Assets measured at fair value	64,161	71,128
Available-for-sale Securities | Foreign debt securities
Assets measured at fair value:
Assets measured at fair value	30	4
Derivative Assets
Assets measured at fair value:
Assets measured at fair value		1,232
Derivative Assets | Interest rate swap agreements
Assets measured at fair value:
Assets measured at fair value		1,232
Derivative Liabilities
Liabilities measured at fair value:
Liabilities measured at fair value	1,097	2,013
Derivative Liabilities | Foreign exchange forward contracts
Liabilities measured at fair value:
Liabilities measured at fair value	1	154
Derivative Liabilities | Foreign currency option contracts
Liabilities measured at fair value:
Liabilities measured at fair value	1,096	1,859
Level 1
Assets measured at fair value:
Assets measured at fair value	115,999	117,763
Level 1 | Available-for-sale Securities
Assets measured at fair value:
Assets measured at fair value	115,999	117,763
Level 1 | Available-for-sale Securities | Domestic stocks
Assets measured at fair value:
Assets measured at fair value	51,808	46,631
Level 1 | Available-for-sale Securities | Foreign stocks
Assets measured at fair value:
Assets measured at fair value	64,161	71,128
Level 1 | Available-for-sale Securities | Foreign debt securities
Assets measured at fair value:
Assets measured at fair value	30	4
Level 2
Assets measured at fair value:
Assets measured at fair value		1,232
Liabilities measured at fair value:
Liabilities measured at fair value	1,097	2,013
Level 2 | Derivative Assets
Assets measured at fair value:
Assets measured at fair value		1,232
Level 2 | Derivative Assets | Interest rate swap agreements
Assets measured at fair value:
Assets measured at fair value		1,232
Level 2 | Derivative Liabilities
Liabilities measured at fair value:
Liabilities measured at fair value	1,097	2,013
Level 2 | Derivative Liabilities | Foreign exchange forward contracts
Liabilities measured at fair value:
Liabilities measured at fair value	1	154
Level 2 | Derivative Liabilities | Foreign currency option contracts
Liabilities measured at fair value:
Liabilities measured at fair value	¥ 1,096	¥ 1,859